COVER LETTER

February 26, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 37 to the Trust’s Registration Statement under the Securities Act and Amendment No. 38 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed primarily in connection with the following: to reflect a change in name and investment strategy for MML Money Market Fund. Therefore, pursuant to Investment Company Act Release No. 13768, the Trust respectfully requests selective review of the Amendment. In addition, the Amendment incorporates other changes made since the filing of Post-Effective Amendment Nos. 30 and 35 in connection with the Trust. The anticipated effective date is May 1, 2016. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2015 information but instead still reflect December 31, 2014 information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II